Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Off-Balance Sheet Financial Instruments [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks

	December 31,
	2018	2017
	(In Thousands)
Commitments to grant loans	$45,246	$44,970
Unfunded commitments under lines of credit	71,906	62,228
Standby letters of credit	4,269	5,919
	$121,421	$113,117